RECLAMATION AND CLOSURE PROVISION - Disclosure of changes to the reclamation and closure provision during year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 2,713
Accretion	243	$ 0
Balance, end of year	4,590	2,713
Las Chispas Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,713	0
Increase in estimated cash flows resulting from current activities	2,566	2,713
Changes in estimate	(988)	0
Accretion	243	0
Effect of changes in foreign exchange rates	56	0
Balance, end of year	$ 4,590	$ 2,713